Investment Objectives and Goals - BlackRock Retirement Income 2030 Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Retirement Income 2030 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Retirement Income 2030 Fund (the “Fund”), a series of BlackRock Funds II (the “Trust”), is to seek to maximize current income while decumulating the Fund’s assets to a predefined target Fund net asset value per share, as a percentage of the Fund’s net asset value per share at inception, over the term of the Fund.